Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 826,361	¥ 894,576
Marketable securities	697,597	680,913
Notes and accounts receivable, trade	844,117	840,924
Allowance for doubtful accounts and sales returns	(67,625)	(71,009)
Inventories	710,054	707,052
Other receivables	148,142	202,044
Deferred income taxes	44,615	36,769
Prepaid expenses and other current assets	443,272	463,693
Total current assets	3,646,533	3,754,962
Film costs	270,089	270,048
Investments and advances:
Affiliated companies	198,621	36,800
Securities investments and other	7,118,504	6,282,676
Long-term Investments, Total	7,317,125	6,319,476
Property, plant and equipment:
Land	131,484	139,413
Buildings	778,514	817,730
Machinery and equipment	1,934,520	1,957,134
Construction in progress	47,839	35,648
Property, Plant and Equipment, Gross, Total	2,892,357	2,949,925
Less - Accumulated depreciation	2,030,807	2,018,927
Property, plant and equipment, net	861,550	930,998
Other assets:
Intangibles, net	527,507	503,699
Goodwill	643,243	576,758
Deferred insurance acquisition costs	460,758	441,236
Deferred income taxes	107,688	100,460
Other	371,799	398,030
Other noncurrent asset	2,110,995	2,020,183
Total assets	14,206,292	13,295,667
Current liabilities:
Short-term borrowings	87,894	99,878
Current portion of long-term debt	156,288	310,483
Notes and accounts payable, trade	572,102	758,680
Accounts payable, other and accrued expenses	1,097,253	1,073,241
Accrued income and other taxes	75,080	63,396
Deposits from customers in the banking business	1,857,448	1,761,137
Other	469,024	463,166
Total current liabilities	4,315,089	4,529,981
Long-term debt	938,428	762,226
Accrued pension and severance costs	311,469	309,375
Deferred income taxes	373,999	284,499
Future insurance policy benefits and other	3,540,031	3,208,843
Policyholders' account in the life insurance business	1,693,116	1,449,644
Other	349,985	240,978
Total liabilities	11,522,117	10,785,546
Redeemable noncontrolling interest	2,997	20,014
Commitments and contingent liabilities
Sony Corporation's stockholders' equity:
Common stock, no par value - 2012 - Shares authorized: 3,600,000,000, shares issued: 1,004,638,164 2013 - Shares authorized: 3,600,000,000, shares issued: 1,011,950,206	630,923	630,923
Additional paid-in capital	1,110,531	1,160,236
Retained earnings	1,102,297	1,084,462
Accumulated other comprehensive income -
Unrealized gains on securities, net	107,061	64,882
Unrealized losses on derivative instruments, net	(742)	(1,050)
Pension liability adjustment	(191,816)	(186,833)
Foreign currency translation adjustments	(556,016)	(719,092)
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	(641,513)	(842,093)
Treasury stock, at cost Common stock 2012 - 1,061,803 shares 2013 - 1,048,870 shares	(4,472)	(4,637)
Stockholders' Equity Attributable to Parent, Total	2,197,766	2,028,891
Noncontrolling interests	483,412	461,216
Total equity	2,681,178	2,490,107
Total liabilities and equity	¥ 14,206,292	¥ 13,295,667